Current and Deferred Components of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current tax expense (benefit)
Federal					$ 287,855	$ 112,621
State					74,324	81,936
Deferred tax expense (benefit)
Federal					(15,130,060)	21,592,426
State					(353,007)	644,739
Income tax expense (benefit)	$ 1,684,000	$ 3,931,000	$ (10,354,000)	$ (1,419,000)	$ (15,120,888)	$ 22,431,722